Document and Entity Information	May 25, 2022
Cover [Abstract]
Document, Type	8-K
Document, Period End Date	May 25, 2022
Entity, Registrant Name	VERISK ANALYTICS, INC.
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-34480
Entity, Tax Identification Number	26-2994223
Entity, Address, Address Line One	545 Washington Boulevard
Entity, Address, City or Town	Jersey City
Entity, Address, State or Province	NJ
Entity, Address, Postal Zip Code	07310
City Area Code	201
Local Phone Number	469-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock $.001 par value
Trading Symbol	VRSK
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity, Central Index Key	0001442145